Supplementary Cash Flow Information - Non-Cash Working Capital (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Supplementary Cash Flow Information [Abstract]
Accounts Receivable and Accrued Revenues	$ 547	$ 314
Income Tax Receivable	199	(295)
Inventories	(117)	216
Accounts Payable and Accrued Liabilities	299	(685)
Income Tax Payable	322	(1,112)
Total Change in Non-Cash Working Capital	1,250	(1,562)
Net Change in Non-Cash Working Capital – Operating Activities	1,305	(1,193)
Net Change in Non-Cash Working Capital – Investing Activities	$ (55)	$ (369)